Supplementary Information to the Statements of Profit and Loss - Schedule of Revenues Based on Location of Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	$ 180,460	$ 160,953	$ 142,519
U.S.A [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	99,644	100,504	73,741
Israel [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	29,563	25,012	31,296
Latin America [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	24,223	18,606	12,928
Canada [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	10,805	9,457	11,162
Europe [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	9,449	4,936	7,088
Asia [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	6,720	2,376	6,147
Others [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	$ 56	$ 62	$ 157